Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2016 NumberOfDepreciableAssetClass CubicYard / mi Ties / Ft39 ft
Properties
Rail and related track material, minimum level of activity to be capitalized | ft	39
Ties installation, minimum level of activity to be capitalized | Ties / Ft39	5
Ballast installation, minimum level of activity to be capitalized | CubicYard / mi	171
Number of depreciable asset classes | NumberOfDepreciableAssetClass	40
Pensions
Pension Plan amortization of cumulative net actuarial gains and losses excess threshold	10.00%
Postretirement benefits amortization of cumulative net actuarial gains and losses excess threshold	10.00%
Intangible assets amortization method	straight-line basis
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Intangible asset useful life	40 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Intangible asset useful life	50 years